Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE VIP TRUST
Entity Central Index Key	0000814230
Document Period End Date	Jun. 30, 2024
C000212997 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Fund for Income Series(formerly, Delaware VIP Fund for Income Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Fund for Income Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$37	0.74%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 72,284,159
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 178,766
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$72,284,159
Total number of portfolio holdings	192
Total advisory fees paid	$178,766
Portfolio turnover rate	27%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	13.50%
Healthcare	8.63%
Basic Industry	8.33%
Leisure	7.99%
Media	7.35%
Capital Goods	7.14%
Technology & Electronics	5.81%
Telecommunications	5.57%
Services	5.15%
Insurance	4.86%

C000234377 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Fund for Income Series(formerly, Delaware VIP Fund for Income Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Fund for Income Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$52	1.04%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[2]
Net Assets	$ 72,284,159
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 178,766
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$72,284,159
Total number of portfolio holdings	192
Total advisory fees paid	$178,766
Portfolio turnover rate	27%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	13.50%
Healthcare	8.63%
Basic Industry	8.33%
Leisure	7.99%
Media	7.35%
Capital Goods	7.14%
Technology & Electronics	5.81%
Telecommunications	5.57%
Services	5.15%
Insurance	4.86%

C000213002 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Investment Grade Series (formerly, Delaware VIP Investment Grade Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Investment Grade Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$31	0.63%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[3]
Net Assets	$ 33,908,862
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 32,969
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$33,908,862
Total number of portfolio holdings	219
Total advisory fees paid	$32,969
Portfolio turnover rate	65%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	23.22%
Energy	11.57%
Electric	10.19%
Consumer Non-Cyclical	8.74%
Capital Goods	7.78%
Consumer Cyclical	6.69%
Communications	6.66%
Technology	4.95%
Insurance	4.49%
Finance Companies	4.20%

C000213003 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Investment Grade Series (formerly, Delaware VIP Investment Grade Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Investment Grade Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$46	0.93%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[4]
Net Assets	$ 33,908,862
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 32,969
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$33,908,862
Total number of portfolio holdings	219
Total advisory fees paid	$32,969
Portfolio turnover rate	65%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	23.22%
Energy	11.57%
Electric	10.19%
Consumer Non-Cyclical	8.74%
Capital Goods	7.78%
Consumer Cyclical	6.69%
Communications	6.66%
Technology	4.95%
Insurance	4.49%
Finance Companies	4.20%

C000213004 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Limited Duration Bond Series (formerly, Delaware VIP Limited Duration Bond Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Limited Duration Bond Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$27	0.53%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[5]
Net Assets	$ 17,883,066
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$17,883,066
Total number of portfolio holdings	151
Total advisory fees paid	$0
Portfolio turnover rate	113%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Corporate Bonds	34.96%
US Treasury Obligations	29.18%
Non-Agency Asset-Backed Securities	21.92%
Collateralized Debt Obligations	3.95%
Agency Mortgage-Backed Securities	3.76%
Short-Term Investments	2.92%
Non-Agency Collateralized Mortgage Obligations	1.59%
Agency Collateralized Mortgage Obligations	1.23%
Government Agency Obligation	1.11%

C000212992 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Opportunity Series (formerly, Delaware VIP Opportunity Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Opportunity Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$42	0.83%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[6]
Net Assets	$ 75,907,264
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 260,732
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$75,907,264
Total number of portfolio holdings	131
Total advisory fees paid	$260,732
Portfolio turnover rate	5%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Technology	14.30%
Financial Services	13.47%
Healthcare	13.13%
Capital Goods	11.78%
Basic Materials	8.63%
Real Estate Investment Trusts	7.04%
Energy	5.25%
Business Services	4.91%
Consumer Discretionary	4.49%
Transportation	3.71%

Top 10 equity holdings
PTC	1.69%
Chesapeake Energy	1.61%
Liberty Energy	1.58%
East West Bancorp	1.51%
Stifel Financial	1.47%
Casey's General Stores	1.46%
Dick's Sporting Goods	1.40%
Beacon Roofing Supply	1.37%
Reliance	1.36%
Minerals Technologies	1.35%

Largest Holdings [Text Block]
Top 10 equity holdings
PTC	1.69%
Chesapeake Energy	1.61%
Liberty Energy	1.58%
East West Bancorp	1.51%
Stifel Financial	1.47%
Casey's General Stores	1.46%
Dick's Sporting Goods	1.40%
Beacon Roofing Supply	1.37%
Reliance	1.36%
Minerals Technologies	1.35%

C000212999 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Growth Equity Series(formerly, Delaware VIP Growth Equity Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Growth Equity Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$41	0.76%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%	[7]
Net Assets	$ 120,744,011
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 376,806
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$120,744,011
Total number of portfolio holdings	37
Total advisory fees paid	$376,806
Portfolio turnover rate	5%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	44.87%
Healthcare	10.90%
Financials	10.88%
Consumer Discretionary	10.47%
Communication Services	9.38%
Industrials	8.15%
Consumer Staples	2.54%
Real Estate	2.54%

Top 10 equity holdings
Microsoft	12.58%
NVIDIA	10.32%
Apple	6.55%
Alphabet Class A	6.43%
Amazon.com	5.35%
Visa Class A	4.28%
UnitedHealth Group	3.81%
Motorola Solutions	3.41%
Intuit	3.34%
Intercontinental Exchange	2.94%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	12.58%
NVIDIA	10.32%
Apple	6.55%
Alphabet Class A	6.43%
Amazon.com	5.35%
Visa Class A	4.28%
UnitedHealth Group	3.81%
Motorola Solutions	3.41%
Intuit	3.34%
Intercontinental Exchange	2.94%

C000006666 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Small Cap Value Series(formerly, Delaware VIP Small Cap Value Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Small Cap Value Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$53	1.04%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[8]
Net Assets	$ 1,662,050,370
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 5,744,304
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$1,662,050,370
Total number of portfolio holdings	107
Total advisory fees paid	$5,744,304
Portfolio turnover rate	10%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Financial Services	24.52%
Industrials	15.94%
Consumer Discretionary	11.15%
Energy	9.22%
Technology	8.72%
Basic Industry	7.78%
Real Estate Investment Trusts	7.04%
Healthcare	3.89%
Utilities	3.73%
Consumer Staples	2.64%
Transportation	2.36%

Top 10 equity holdings
Stifel Financial	1.77%
MasTec	1.68%
Hancock Whitney	1.68%
Atkore	1.63%
Webster Financial	1.60%
East West Bancorp	1.58%
FNB	1.57%
ITT	1.55%
Cirrus Logic	1.53%
Axis Capital Holdings	1.49%

Largest Holdings [Text Block]
Top 10 equity holdings
Stifel Financial	1.77%
MasTec	1.68%
Hancock Whitney	1.68%
Atkore	1.63%
Webster Financial	1.60%
East West Bancorp	1.58%
FNB	1.57%
ITT	1.55%
Cirrus Logic	1.53%
Axis Capital Holdings	1.49%

C000006665 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Small Cap Value Series(formerly, Delaware VIP Small Cap Value Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Small Cap Value Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$37	0.74%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[9]
Net Assets	$ 1,662,050,370
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 5,744,304
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$1,662,050,370
Total number of portfolio holdings	107
Total advisory fees paid	$5,744,304
Portfolio turnover rate	10%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Financial Services	24.52%
Industrials	15.94%
Consumer Discretionary	11.15%
Energy	9.22%
Technology	8.72%
Basic Industry	7.78%
Real Estate Investment Trusts	7.04%
Healthcare	3.89%
Utilities	3.73%
Consumer Staples	2.64%
Transportation	2.36%

Top 10 equity holdings
Stifel Financial	1.77%
MasTec	1.68%
Hancock Whitney	1.68%
Atkore	1.63%
Webster Financial	1.60%
East West Bancorp	1.58%
FNB	1.57%
ITT	1.55%
Cirrus Logic	1.53%
Axis Capital Holdings	1.49%

Largest Holdings [Text Block]
Top 10 equity holdings
Stifel Financial	1.77%
MasTec	1.68%
Hancock Whitney	1.68%
Atkore	1.63%
Webster Financial	1.60%
East West Bancorp	1.58%
FNB	1.57%
ITT	1.55%
Cirrus Logic	1.53%
Axis Capital Holdings	1.49%

C000212995 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Total Return Series(formerly, Delaware VIP Total Return Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Total Return Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$43	0.83%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[10]
Net Assets	$ 39,685,202
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 83,714
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$39,685,202
Total number of portfolio holdings	389
Total advisory fees paid	$83,714
Portfolio turnover rate	22%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	58.60%
US Treasury Obligations	21.86%
Exchange-Traded Funds	5.77%
Corporate Bonds	5.45%
Short-Term Investments	3.66%
Convertible Bonds	3.08%
Convertible Preferred Stock	0.70%
Agency Obligation	0.25%
Preferred Stock	0.18%

C000212994 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Total Return Series(formerly, Delaware VIP Total Return Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Total Return Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$58	1.13%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[11]
Net Assets	$ 39,685,202
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 83,714
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$39,685,202
Total number of portfolio holdings	389
Total advisory fees paid	$83,714
Portfolio turnover rate	22%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	58.60%
US Treasury Obligations	21.86%
Exchange-Traded Funds	5.77%
Corporate Bonds	5.45%
Short-Term Investments	3.66%
Convertible Bonds	3.08%
Convertible Preferred Stock	0.70%
Agency Obligation	0.25%
Preferred Stock	0.18%

C000213000 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Growth and Income Series(formerly, Delaware VIP Growth and Income Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Growth and Income Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$37	0.70%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[12]
Net Assets	$ 617,413,850
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,956,765
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$617,413,850
Total number of portfolio holdings	62
Total advisory fees paid	$1,956,765
Portfolio turnover rate	18%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Financials	21.83%
Healthcare	17.55%
Information Technology	17.08%
Communication Services	11.81%
Energy	10.49%
Consumer Discretionary	7.09%
Industrials	7.00%
Consumer Staples	5.08%
Real Estate	1.03%

Top 10 equity holdings
Exxon Mobil	5.21%
Merck & Co.	4.27%
QUALCOMM	3.61%
Cisco Systems	3.50%
Cigna Group	3.48%
Philip Morris International	3.48%
Broadcom	3.40%
Micron Technology	2.96%
Gilead Sciences	2.92%
Corebridge Financial	2.84%

Largest Holdings [Text Block]
Top 10 equity holdings
Exxon Mobil	5.21%
Merck & Co.	4.27%
QUALCOMM	3.61%
Cisco Systems	3.50%
Cigna Group	3.48%
Philip Morris International	3.48%
Broadcom	3.40%
Micron Technology	2.96%
Gilead Sciences	2.92%
Corebridge Financial	2.84%

C000006679 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Emerging Markets Series (formerly, Delaware VIP Emerging Markets Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Emerging Markets Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$63	1.18%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.18%	[13]
Net Assets	$ 657,174,251
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 3,391,084
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$657,174,251
Total number of portfolio holdings	105
Total advisory fees paid	$3,391,084
Portfolio turnover rate	7%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
South Korea	30.31%
Taiwan	22.52%
India	15.77%
China	15.52%
Brazil	4.98%
Mexico	3.89%
Turkey	3.01%
Peru	1.13%
Indonesia	1.05%
Argentina	0.91%

Sector allocation
Information Technology	45.12%
Energy	10.94%
Industrials	10.46%
Financials	9.34%
Communication Services	7.94%
Consumer Staples	6.70%
Consumer Discretionary	5.78%
Materials	2.40%
Healthcare	1.38%
Utilities	0.87%
Real Estate	0.53%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.80%
SK Hynix	9.41%
SK Square	7.90%
Samsung Electronics	6.05%
MediaTek	5.72%
Reliance Industries GDR	5.00%
Reliance Industries	4.91%
Tencent Holdings	2.72%
HDFC Bank	2.04%
Akbank	1.98%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.80%
SK Hynix	9.41%
SK Square	7.90%
Samsung Electronics	6.05%
MediaTek	5.72%
Reliance Industries GDR	5.00%
Reliance Industries	4.91%
Tencent Holdings	2.72%
HDFC Bank	2.04%
Akbank	1.98%

C000006680 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Emerging Markets Series (formerly, Delaware VIP Emerging Markets Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macquarie VIP Emerging Markets Series (Series) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$80	1.48%
*	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.48%	[14]
Net Assets	$ 657,174,251
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 3,391,084
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2024)
Series net assets	$657,174,251
Total number of portfolio holdings	105
Total advisory fees paid	$3,391,084
Portfolio turnover rate	7%

Holdings [Text Block]
Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
South Korea	30.31%
Taiwan	22.52%
India	15.77%
China	15.52%
Brazil	4.98%
Mexico	3.89%
Turkey	3.01%
Peru	1.13%
Indonesia	1.05%
Argentina	0.91%

Sector allocation
Information Technology	45.12%
Energy	10.94%
Industrials	10.46%
Financials	9.34%
Communication Services	7.94%
Consumer Staples	6.70%
Consumer Discretionary	5.78%
Materials	2.40%
Healthcare	1.38%
Utilities	0.87%
Real Estate	0.53%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.80%
SK Hynix	9.41%
SK Square	7.90%
Samsung Electronics	6.05%
MediaTek	5.72%
Reliance Industries GDR	5.00%
Reliance Industries	4.91%
Tencent Holdings	2.72%
HDFC Bank	2.04%
Akbank	1.98%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.80%
SK Hynix	9.41%
SK Square	7.90%
Samsung Electronics	6.05%
MediaTek	5.72%
Reliance Industries GDR	5.00%
Reliance Industries	4.91%
Tencent Holdings	2.72%
HDFC Bank	2.04%
Akbank	1.98%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.